RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2025
Receivables [Abstract]
Schedule of accounts receivable [Table Text Block]
	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Taxes receivable	51,868	16,368	13,829
Trade receivables	124,827	238,023	189,192
	176,695	254,391	203,021